Intangible Assets, Net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	$ 79,000	$ 73,000	$ 158,000	$ 191,000	$ 375,000	$ 336,000
Customer-Related Intangible Assets [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					14 years
Customer-Related Intangible Assets [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					3 years